Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-cancelable Operating Leases	Future aggregate minimum lease payments under the non-cancelable operating leases are as follows:

Year ending December 31,	Amounts
2016	$275,566
2017	162,438
2018	28,732

Total	$466,736